FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Assets and Liabilities Measured on Recurring Basis
The Company’s assets and liabilities as of December 31, 2015 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current assets: - Other assets – Product tanker Alejandrina	-	-	4,535
Current liabilities: - Interest rate collar (included in other liabilities)	-	229	-
- Interest rate swaps (included in other liabilities)	-	435	-

Fair Value of Other Financial Assets and Liabilities
The estimated fair value of the Company’s other financial assets and liabilities were as follows:

	At December 31,
	2015		2014
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$45,193	$45,193	$34,982	$34,982
Restricted cash (current and noncurrent portion)	12,251	12,251	12,718	12,718

LIABILITIES

Long term financial debt – Note 5 (1)	$463,548	$277,977	$466,034	$475,763

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.